Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases
Leases

We lease hotel properties, land, corporate office space and equipment used at hotels and corporate offices. As of December 31, 2018 and 2017, we leased 58 hotels and 59 hotels, respectively, under operating leases, and four hotels under capital leases, two of which were the liabilities of consolidated VIEs and were non-recourse to us. Our hotel leases expire at various dates from 2019 through 2067, with varying renewal and termination options, and the majority expire before 2029.

Our operating leases require: (i) fixed lease payments, or minimum payments, as contractually stated in the lease agreement; (ii) variable lease payments, or contingent rentals, which are generally based on a percentage of the underlying asset's revenues or are dependent on changes in an index; or (iii) lease payments equal to the greater of the fixed or variable rent. In addition, we may be required to pay some, or all, of the capital costs for furniture, equipment and leasehold improvements in the hotel during the term of the lease. For operating leases, lease expense relating to fixed or minimum payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred, with amounts recognized in owned and leased hotel expenses and general and administrative expenses in our consolidated statements of operations. For capital leases, the amortization of the asset is recognized in depreciation and amortization expense in our consolidated statements of operations and is recognized over the shorter of the lease term or useful life of the underlying asset. The interest on the capital lease obligation is recognized in interest expense in our consolidated statements of operations.

The future minimum rent payments as of December 31, 2018, were as follows:

	Operating Leases	Capital Leases
Year	(in millions)
2019	$206	$30
2020	191	30
2021	166	30
2022	134	29
2023	119	29
Thereafter	865	164
Total minimum lease payments	$1,681	312
Less: amount representing interest		(87)
Present value of minimum lease payments		$225

Lease expense for operating leases was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Fixed	$225	$183	$224
Contingent	142	101	98
	$367	$284	$322